Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Schedule of Limited Partners' Preferred Interests in the Operating Partnership and Other Noncontrolling Redeemable Interests in Properties

	2011	2010
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
Other noncontrolling redeemable interests in properties	242,408	59,932

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$267,945	$85,469

Schedule of restricted stock awards

	For the Year Ended December 31,
	2011	2010	2009
Restricted stock shares awarded during the year, net of forfeitures	116,885	116,726	254,227
Weighted average fair value of shares granted during the year	$110.12	$85.17	$29.44
Amortization expense	$14,018	$16,839	$22,870

Schedule of Director Options and Employee Options activity

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2008	724,632	$30.18

Granted	—	—
Exercised	(181,850)	25.52
Forfeited	(37,100)	70.73

Shares under option at December 31, 2009	505,682	$28.88

Granted	—	—
Exercised, none were forfeited during the period	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Granted	—	—
Exercised, none were forfeited during the period	(324,720)	29.61

Shares under option at December 31, 2011	2,279	$50.17